Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000052072_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Investment Grade Bond Central Fund
C000052072_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000052072_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,731
C000052072_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,894
C000052072_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,843
C000052072_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,008
C000052072_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,998
C000052072_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,151
C000052072_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,291
C000052072_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,453
C000052072_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,870
C000052072_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,306
C000052072_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000052072_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052072_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052072_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052072_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052072_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052072_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052072_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052072_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052072_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052072_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052072_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000113010_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Inflation-Protected Bond Index Central Fund
C000113010_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000113010_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,492
C000113010_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,464
C000113010_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,504
C000113010_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,118
C000113010_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,956
C000113010_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,643
C000113010_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,699
C000113010_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,950
C000113010_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,027
C000113010_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,716
C000113010_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index
C000113010_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000113010_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,483
C000113010_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,469
C000113010_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,503
C000113010_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,106
C000113010_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,967
C000113010_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,655
C000113010_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,713
C000113010_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,960
C000113010_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,038
C000113010_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,724
C000113010_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000113010_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000113010_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000113010_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000113010_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000113010_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000113010_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000113010_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000113010_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000113010_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000113010_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000113010_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,998